Organization and Business Operations (Details) - USD ($)												6 Months Ended	12 Months Ended
	Mar. 20, 2019	Feb. 22, 2019	Jan. 30, 2019	Dec. 27, 2018	Dec. 19, 2018	Nov. 06, 2018	Sep. 27, 2018	Jan. 03, 2017	Dec. 16, 2016	Nov. 23, 2016	Jul. 11, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 23, 2018
Financing and Initial Business Combination [Abstract]
Gross proceeds from sale of stock												$ 25,000	$ 0	$ 0
Gross proceeds from initial public offering												151,731,000	0	0
Aggregate purchase price												142,519,639
Extension tender offer deposited into Trust Account						$ 1,896,638										$ 65,213
Trust account balance													$ 22,074,404	152,102,400
Extension agreement per share contribution (in dollars per share)													$ 0.03
Monthly extension contribution				$ 65,213
Proceeds from promissory notes												$ 150,000	$ 800,000	$ 0
Redemption value (in dollars per share)						$ 10.125							$ 10.155	$ 10.00		$ 10.155
Subsequent Event [Member]
Financing and Initial Business Combination [Abstract]
Monthly extension contribution			$ 65,213
LIBOR [Member]
Financing and Initial Business Combination [Abstract]
Proceeds from promissory notes					$ 300,000	$ 500,000
Interest rate					0.60%	0.60%
LIBOR [Member] | Subsequent Event [Member]
Financing and Initial Business Combination [Abstract]
Proceeds from promissory notes		$ 400,000	$ 200,000
Interest rate		0.60%	0.60%
Initial Public Offering [Member]
Financing and Initial Business Combination [Abstract]
Number of shares issued (in shares)										15,000,000					15,173,100
Gross proceeds from initial public offering															$ 151,731,000
Number of warrants per unit issued										1.5
Warrant purchase price (in dollars per share)										$ 11.50
Offering price (in dollars per share)												$ 10.00			$ 10.00
Over-Allotment Option [Member]
Financing and Initial Business Combination [Abstract]
Number of shares issued (in shares)									173,100
Common Class A [Member]
Financing and Initial Business Combination [Abstract]
Share price (in dollars per share)						$ 10.125
Number of shares purchased (in shares)						12,999,350
Aggregate purchase price						$ 131,600,000
Common Class A [Member] | Subsequent Event [Member]
Financing and Initial Business Combination [Abstract]
Number of shares purchased (in shares)	1,926,021
Aggregate purchase price	$ 19,700,000
Common Class A [Member] | Initial Public Offering [Member]
Financing and Initial Business Combination [Abstract]
Number of shares per unit issued										1
Securities Purchase Agreement [Member] | Private Placement Warrants [Member]
Financing and Initial Business Combination [Abstract]
Equity instruments transferred (in shares)							3,356,413
Securities Purchase Agreement [Member] | Common Class B [Member]
Financing and Initial Business Combination [Abstract]
Equity instruments transferred (in shares)							3,793,275
Bocimar Hunter NV [Member] | Private Placement Warrants [Member]
Financing and Initial Business Combination [Abstract]
Number of shares issued (in shares)									23,080	3,333,333
Gross proceeds from initial public offering									$ 34,620	$ 5,000,000
Warrant purchase price (in dollars per share)									$ 1.50	$ 1.50
Bocimar Hunter NV [Member] | Common Class B [Member]
Financing and Initial Business Combination [Abstract]
Number of shares issued (in shares)											4,312,500
Gross proceeds from sale of stock											$ 25,000
Share price (in dollars per share)											$ 0.006
Number of shares forfeited (in shares)								519,225
Percentage of ownership								20.00%			20.00%